Note 5 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
5.	Leases

The Company has operating leases for corporate offices, copiers, and certain equipment. Its leases have remaining lease terms of 1 year to 14 years, some of which may include options to extend the leases for up to 15 years, and some of which may include options to terminate the leases within 1 year. The Company evaluates renewal terms on a lease by lease basis to determine if the renewal is reasonably certain. The amount of operating lease expense recorded in the statement of earnings for the twelve months ended December 31, 2024 was $65,418 (2023 - $53,906).

Other information related to leases was as follows (in thousands, except lease term and discount rate):

Supplemental Cash Flows Information, twelve months ended December 31	2024

Cash paid for amounts included in the measurement of operating lease liabilities	$58,594
Right-of-use assets obtained in exchange for operating lease obligation	$91,898

Weighted Average Remaining Operating Lease Term	7 years
Weighted Average Discount Rate	6.5%

Future minimum operating lease payments under non-cancellable leases as of December 31, 2024 were as follows:

2025	$65,490
2026	62,392
2027	49,274
2028	40,885
2029	30,848
Thereafter	84,195
Total future minimum lease payments	333,084
Less imputed interest	(65,546)
Total	267,538